Offerings - Offering: 1	Sep. 29, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Variable Denomination Floating Rate Demand Notes
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267693
Carry Forward Initial Effective Date	Sep. 30, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 46,350.00
Offering Note	(1) This registration statement covers all investments in the Variable Denomination Floating Rate Demand Notes ("Notes") up to $4.0 billion, with fees based on the net aggregate principal amount of Notes outstanding from this offering not exceeding $2.0 billion at a particular time. Registration fees for up to $2.0 billion net aggregate principal amount of Notes were paid previously by the registrant in connection with Registration Statement Nos. 333-267693, 333-173282, 333-186991, 333-192685, 333-214303 and 333-234348, each previously filed by the registrant on Form S 3. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, such fees continue to apply to the $2.0 billion net aggregate principal amount of Notes previously registered. In accordance with Rule 415(a)(6), the effectiveness of this Registration Statement shall be deemed to terminate Registration Statement No. 333-267693 previously filed by the registrant on Form S-3.